Consolidated Statement of Changes in Equity (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Stockholders' Equity Attributable to Parent	$ 37,441	[1]	$ 37,497	[1]
Dividends on common stock, per share (usd per share)	$ 0.66		$ 0.58		$ 0.52
Common stock
Stockholders' Equity Attributable to Parent	$ 35,879		$ 35,935		$ 35,346	$ 33,408

[1]	Prior year balances were restated to reflect the retrospective application of adopting new accounting guidance in 2014 related to our investments in qualified affordable housing projects (ASU 2014-01). See Note 2 of the Notes to Consolidated Financial Statements for additional information.